Earnings (Loss) per Unit - Calculation (Details) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016 USD ($) $ / shares shares	Sep. 30, 2015 USD ($) $ / shares shares	Sep. 30, 2016 USD ($) class $ / shares shares	Sep. 30, 2015 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) class $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	May 29, 2014 shares
Computations of basic and diluted net loss per unit
Number of classes of voting membership interests outstanding | class			2		2
Net loss allocable to Equity Units | $	$ (37,267)	$ 18,650	$ (210,400)	$ (38,060)	$ (47,264)	$ 49,842
Weighted-average shares:
Weighted average Equity Units outstanding - basic	349,014,000	279,896,000	332,377,000	266,844,000	277,322,000	180,429,000
Weighted average Equity Units outstanding - diluted	349,014,000	286,891,000	332,377,000	266,844,000	277,322,000	189,938,000
Income (Loss) per Unit
Basic (in dollars per share) | $ / shares	$ (0.11)	$ 0.07	$ (0.63)	$ (0.14)	$ (0.17)	$ 0.28
Diluted (in dollars per share) | $ / shares	$ (0.11)	$ 0.07	$ (0.63)	$ (0.14)	$ (0.17)	$ 0.26
RUAs
Computations of basic and diluted net loss per unit
Non-vested, outstanding		7,000,000		7,000,000	6,300,000	9,500,000
If-converted shares
Shares included in diluted earnings per unit		7,000,000
2014 Membership Unit Incentive Plan ("2014 Plan") | Holdings' | RUAs
Computations of basic and diluted net loss per unit
Non-vested, outstanding					6,311,242	9,365,896	8,353,616